Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Total	Limited Partner [Member]	General Partner [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]
Beginning Balance, value at Dec. 31, 2019	$ 313,707	$ 187,021	$ (28)	$ 73,216	$ 53,498
Beginning Balance, units at Dec. 31, 2019		35,490,000	35,526	3,000,000	2,200,000
-Net income	34,052	$ 22,466	$ 23	$ 6,750	$ 4,813
-Issuance of common stock, net of issuance costs (Note 8)	297	$ 297	0	0	0
-Issuance of units, net of issuance costs (Note 8), shares		122,580
-Distributions declared and paid (common and preferred units) (Note 8)	(11,563)	$ 0	0	(6,750)	(4,813)
Closing balance, value at Dec. 31, 2020	336,493	$ 209,784	$ (5)	$ 73,216	$ 53,498
Closing balance, units at Dec. 31, 2020		35,612,580	35,526	3,000,000	2,200,000
-Net income	53,260	$ 41,656	$ 41	$ 6,750	$ 4,813
-Issuance of common stock, net of issuance costs (Note 8)	3,294	$ 3,294	0	0	0
-Issuance of units, net of issuance costs (Note 8), shares		1,189,667
-Distributions declared and paid (common and preferred units) (Note 8)	(11,563)	$ 0	0	(6,750)	(4,813)
Closing balance, value at Dec. 31, 2021	381,484	$ 254,734	$ 36	$ 73,216	$ 53,498
Closing balance, units at Dec. 31, 2021		36,802,247	35,526	3,000,000	2,200,000
-Net income	54,010	$ 42,405	$ 42	$ 6,750	$ 4,813
-Distributions declared and paid (common and preferred units) (Note 8)	(11,563)	0	0	(6,750)	(4,813)
Closing balance, value at Dec. 31, 2022	$ 423,931	$ 297,139	$ 78	$ 73,216	$ 53,498
Closing balance, units at Dec. 31, 2022		36,802,247	35,526	3,000,000	2,200,000